SCHEDULE OF RELATED PARTIES (Details) (Parenthetical) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Defined Benefit Plan Disclosure [Line Items]
Revenue	$ 6,625	$ 18,060
How Kok Choong [Member] | Chief Executive Officer [Member]
Defined Benefit Plan Disclosure [Line Items]
Revenue	$ 6,625